Cover Page	Apr. 02, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2023
Entity Registrant Name	LIFE STORAGE, INC.
Entity File Number	1-13820
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	16-1194043
Entity Address, Address Line One	6467 Main Street
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	633-1850
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000944314
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LSI
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31
LIFE STORAGE LP [Member]
Entity Information [Line Items]
Entity Registrant Name	LIFE STORAGE LP
Entity File Number	0-24071
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1481551
Entity Address, Address Line One	6467 Main Street
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	633-1850
Entity Emerging Growth Company	false
Entity Central Index Key	0001060224